Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 11: RELATED PARTY TRANSACTIONS

Microphase Corporation

At March 31, 2020, the Company owed $32,545 to Microphase for previously leased office space at its Norwalk location and for certain research and development services and shared administrative personnel from time to time, all through December 31, 2015.

Former Director

During September 2018, a former outside director converted $130,733 of his note payable and accrued interest and $186,000 of accrued fees into an aggregate of 642,203 shares of common stock.

During the nine months ended March 31, 2020 and 2019, the Company recorded $0 and $1,931 of accrued interest.

Transactions With Officers

At various points during past fiscal years certain officers and former officers of the Company provided bridge loans to the Company evidenced by individual promissory notes and deferred compensation so as to provide working capital to the Company. All of these notes accrue interest at the rate of 6% per annum, and are payable on demand. During the nine months ended March 31, 2020 and 2019, the officers and former officers advanced $48,052 and $53,712 to provide working capital to the Company and $3,625 and $38,545 has been charged for interest on loans from officers and former officers.

At March 31, 2020 and June 30, 2019, these outstanding notes including accrued interest totaled $77,591 and $58,165, respectively. At March 31, 2020, these promissory notes are not convertible into shares of the Company’s common stock.

During the nine months ended March 31, 2019, three former officers of the Company, Mr. Biderman as a former outside director, and certain strategic consultants, who provided services to the Company, received a total of 1,150,000 shares of common stock, which were valued at $0.50 or $575,000, based on the closing price of the Company’s common stock on September 24, 2018, and was included in accrued expenses at June 30, 2018.

During the nine months ended March 31, 2020, the Company incurred $15,500 of expense related to legal and consulting services provided by Mr. Smiley, the Company’s former Chief Financial Officer and legal counsel. During October 2019, the entire balance of $15,500 was converted into 62,000 shares of common stock.

Office Lease

Effective May 1, 2019, the Company relocated its corporate office to 9841 Washingtonian Blvd., Suite 390, Gaithersburg, MD 20878, and incurs rent expense of $1,350 per month, which is payable to a related party. The lease term with the related party is a month-to-month arrangement.

NOTE 13: RELATED PARTY TRANSACTIONS

Microphase Corporation

At June 30, 2019, the Company owed $32,545 to Microphase for previously leased office space at its Norwalk location and for certain research and development services and shared administrative personnel from time to time, all through December 31, 2015.

Former Director

Mr. Biderman, a former outside Director, received 200,000 shares of the Company’s common stock valued at $100,000 pursuant to a resolution of the Company’s Board dated November 28, 2017, whereby such shares would be issued when enough authorized shares became available. The liability for this award was included in accrued expenses at June 30, 2018. The shares of the Company’s common stock were issued during the year ended June 30, 2019.

During the year ended June 30, 2019, Mr. Biderman, a former outside Director’s affiliated firms of Palladium Capital Advisors and Eagle Strategic Advisers converted $186,000 of accrued fees into 372,000 shares and $132,234 of a note and accrued interest into 276,205 shares of the Company’s common stock. At June 30, 2019, there was no outstanding balance for accrued fees or for a note with accrued interest.

Effective October 1, 2018, the Company reversed to additional paid in capital $7,500 of accrued finders’ fees waved by Eagle Strategic Advisers and no amount of such fees was accrued to this former outside Director’s affiliated firm at June 30, 2019.

During the fiscal years ended June 30, 2019 and 2018 the Company recorded $1,959 and $7,895 of accrued interest on this loan.

Transactions With Officers

At various points during past fiscal years certain officers of the Company provided bridge loans to the Company evidenced by individual promissory notes and deferred compensation so as to provide working capital to the Company. All of these notes accrue interest at the rate of 6% per annum, and are payable on demand. During the fiscal years ended June 30, 2019 and 2018, the officers advanced $144,507 and $77,326 to provide working capital to the Company and $15,467 and $44,274 has been charged for interest on loans from officers.

At June 30, 2019 and 2018, these outstanding notes including accrued interest totaled $58,165 and $777,712, respectively. At June 30, 2019 and 2018, these promissory notes are convertible into shares of the Company common stock, if available.

During the fiscal year ended June 30, 2019, Messrs. Durando, Dotoli and Smiley received 800,000 shares of common stock, which were valued at $400,000, Mr. Biderman a former outside Director received 200,000 shares of common stock, which were valued at $100,000 and strategic consultants received 150,000 shares of common stock, which were valued at $75,000. In the aggregate, this group received a total of 1,150,000 shares of common stock, which was valued at $575,000 and included in accrued expenses at June 30, 2018.

During the fiscal year ended June 30, 2019, the Company issued 3,898,733 shares of common stock and had 329,553 shares to be issued to a number of related parties and strategic consultants in connection with prior services provided to the Company. The shares issued were valued at $1,883,445. During the fiscal year ended June 30, 2018, there were no shares of common stock issued to related parties or strategic consultants.

During the fiscal year ended June 30, 2019, the Company incurred $9,000 of expense related to legal and consulting services provided by Mr. Smiley, the Company’s former CFO and legal counsel.

During the fiscal year ended June 30, 2019, the Company issued 2,620,899 (“Signing Shares”) shares of common stock to its President and CEO, Mr. Bhatnagar, in connection with the commencement of his employment with the Company. The grant date fair value of $1,310,449 is based upon the closing price of the Company’s common stock on January 11, 2019, and is included in stock-based compensation expense within the consolidated statement of operations.

On June 1, 2019, the Company granted 231,635 shares of common stock to Mr. Cutchens, the Company’s Chief Financial Officer. The common stock will vest 25% on the six month, 1 year, 2 year, and 3 year anniversaries of the grant date. The Company recorded $16,464 of stock-based compensation expense during the year ended June 30, 2019, related to this common stock grant.

During the year ended June 30, 2018, the Company did not issue any common stock to employees or officers.

Conversion Feature and Conversions of Debt to Officers’

The Company amortized the remaining $91,177 deferred charge balance to beneficial conversion feature interest expense for the year ended June 30, 2019. At June 30, 2019, there is no deferred charges for beneficial conversion feature interest expense remaining.